Risk Management Arising From Financial Instruments - Summary of Information Regarding the Carrying Value of Financial Instruments (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Of Assets And Liabilities Carrying Value [Line Items]
Cash	$ 44,395,988	$ 23,388,916	$ 19,326,412
Accounts receivable	91,126,923	82,867,225
Accounts payable and accrued liabilities	34,233,142	26,262,225
Short-term portion of senior loans payable	405,698	3,705,952
Long-term portion of senior loans payable	389,580,046	336,276,370
Subordinated note – earn-out		184,485
Derivative financial instruments		951,702
Reported Value Measurement [Member]
Fair Value Of Assets And Liabilities Carrying Value [Line Items]
Cash	44,395,988	23,388,916
Accounts receivable	91,126,923	82,867,225
Financial assets measured at amortized cost	135,522,911	106,256,141
Accounts payable and accrued liabilities	34,233,142	26,262,225
Short-term portion of senior loans payable	405,698	3,705,952
Short-term portion of leases	12,610,462	11,066,293
Long-term portion of senior loans payable	389,580,046	336,276,370
Long-term portion of leases	135,262,436	126,399,101
Financial liabilities measured at amortized cost	572,091,784	503,709,941
Subordinated note – earn-out		184,485
ADG Acquisition – earn-out	4,688,553	14,834,067
Derivative financial instruments		951,105
Measured at fair value through profit or loss	$ 4,688,553	$ 15,969,657